STOCK-BASED COMPENSATION (Details) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 20, 2023	Jun. 19, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 01, 2013
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock authorized to issue										13,000,000
Stock options granted				0	0	0	0	0
Number of options exercised				0		0	0	0
Number of options forfeited							0	300,000
Non-vested shares							2,340,000	2,340,000
Unrecognized compensation expense							$ 300,000
Share-based compensation expense							$ 0	$ 32,000
Common stock canceled in exchange for options		158,444
Common stock shares issued in exchange		36,163
Share-Based Payment Arrangement, Expense				$ 0		$ 0
Share-based compensation arrangement by share-based payment award, options, outstanding, number			2,361,722		2,361,722		10,927,890	10,927,890	11,227,890
Selling, General and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense			$ 1,700,000		$ 1,700,000
Other Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense			$ 2,300,000		$ 2,300,000
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum percentage of common stock issuable in accordance with outstanding Common stock	10.00%
Annual increase in percentage of common stock issuable in accordance with outstanding common stock	3.00%
Common stock issuable in accordance with outstanding Common stock					2,976,854
Shares of common stock available for issuance			615,132		615,132
Nonqualified Stock Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock authorized to issue							4,555,779
Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Non-vested shares							2,340,000
Number of accelerated vesting stock options					534,063
Number of stock options vested					534,063